April 11, 2017

James E. O’Connor, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price California Tax-Free Income Trust (“Registrant”)

Dear Mr. O’Connor:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned sticker.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on March 30, 2017.

Please contact me at 410-345-6628, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Gina Hogan
Gina Hogan